Derivative Liability - Schedule of Derivative Liability Using Weighted Average Black-Scholes-Merton Pricing Model (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Stock Price	$ 0.40	$ 0.10
Exercise Price	$ 0.13	$ 0.06
Expected Life	4 years 2 months 23 days	1 year 3 months 4 days
Volatility	221.00%	189.00%
Dividend Yield	0.00%	0.00%
Risk Free Interest Rate	1.89%	1.72%
Fair Value	$ 673,376	$ 1,250,581
Upon Issuance [Member]
Stock Price	$ 0.10	$ 0.09
Exercise Price	$ 0.08	$ 0.06
Expected Life	2 years 3 months 29 days	1 year 4 months 13 days
Volatility	193.00%	183.00%
Dividend Yield	0.00%	0.00%
Risk Free Interest Rate	1.18%	1.56%
Fair Value	$ 301,739	$ 1,256,481